Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum lease payments under lease obligations consist of the following for the years ending December 31, (in thousands):

	Capital Leases	Operating Leases	Total
2018	$2,963	$19,064	$22,027
2019	1,701	14,690	16,391
2020	1,347	12,025	13,372
2021	1,111	11,362	12,473
2022	855	8,923	9,778
Thereafter	—	23,086	23,086
Total minimal leases payments	7,977	$89,150	$97,127
Less: Interest	(1,908)
Present value of minimal lease payments	$6,069

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under lease obligations consist of the following for the years ending December 31, (in thousands):

	Capital Leases	Operating Leases	Total
2018	$2,963	$19,064	$22,027
2019	1,701	14,690	16,391
2020	1,347	12,025	13,372
2021	1,111	11,362	12,473
2022	855	8,923	9,778
Thereafter	—	23,086	23,086
Total minimal leases payments	7,977	$89,150	$97,127
Less: Interest	(1,908)
Present value of minimal lease payments	$6,069